Other Asset and Other Liabilities (Tables)	9 Months Ended
Sep. 30, 2016
Other Asset and Other Liabilities
Schedule of other assets and other liabilities

(In Thousands)	September 30, 2016	December 31, 2015
Other assets:
Prepaid technology expense	1,181	1,409
Prepaid taxes	6,333	—
Fixed assets	1,106	1,269
Prepaid insurance expense	112	227
Security deposits	355	201
Deferred tax asset	256	79
Other	3,553	1,994
Total other assets	$12,896	$5,179
Other liabilities:
Servicing principal and interest payable	$10,736	$9,789
Unapplied cash	4,675	1,025
Accrued professional fees	1,465	1,050
Accounts payable on liability under participation agreements	509	475
Interest payable	3,763	4,833
Accrued tax liability	3,694	—
Cash held as collateral	330	320
Other	1,093	203
Total other liabilities	$26,265	$17,695